Income Tax	12 Months Ended
Dec. 31, 2019
Income tax [Abstract]
Income Tax
15.	Income Tax

15.1.	Deferred income tax assets and liabilities

Account		Changes recognized in			As of December 31, 2019
	As of December 31, 2018	Consolidated statement of profit or loss	Other comprehensive income	Gain of control over subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	1,854,136	2,610,232	—	—	4,464,368	—
Provisions	759,726	1,269,558	—	—	2,029,284	—
Loan Commissions	288,579	(160,562)	—	—	128,017	—
Expenses capitalized for tax purpose	(613,366)	407,777	—	—	—	(205,589)
Property and equipment	(5,355,621)	(393,084)	—	—	—	(5,748,705)
Investments in debt securities and equity instruments	162,098	(3,654,867)	1,445,390	—	—	(2,047,379)
Derivatives	17,231	(6,030)	—	—	11,201	—
Inflation adjustment (see Note 15.5)	—	4,392,821	—	—	4,392,821	—
Others	1,200	64,130	—	(65,690)	—	(360)

Balance	(2,886,017)	4,529,975	1,445,390	(65,690)	11,025,691	(8,002,033)

Account		Changes recognized in				As of December 31, 2018
	As of December 31, 2017	Consolidated statement of profit or loss	Consolidated statement of comprehensive income	Impact of IFRS 9 adoption (see Note 2.2)	Loss of control over subsidiary	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	989,796	423,413	—	478,248	(37,321)	1,854,136	—
Provisions	1,062,063	(297,876)	—		(4,461)	759,726	—
Loan Commissions	446,159	(157,580)	—		—	288,579	—
Expenses capitalized for tax purpose	(488,565)	(124,801)	—		—	—	(613,366)
Property and equipment	(4,684,010)	(671,251)	—		(360)	—	(5,355,621)
Investments in debt securities and equity instruments	(272,197)	331,395	102,900		—	162,098	—
Derivatives	25,441	(8,210)	—		—	17,231	—
Others	(507)	1,387	—		320	1,200	—

Balance	(2,921,820)	(503,523)	102,900	478,248	(41,822)	3,082,970	(5,968,987)

In order to fully realize the deferred income tax asset, the Bank will need to generate taxable income. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax are deductible, Management of the Bank believes that as of December 31, 2019 it is probable that the Bank will realize all of the deferred income tax assets. Taxable profit projections for 2020 take into account that the methodology of the tax inflation adjustment differs significantly from the accounting for hyperinflation under IAS 29, and the tax deductible expense generated by the tax inflation adjustment will be lower than the loss as calculated for accounting purposes.

15.2.	Unrecognised deferred tax liabilities
At December 31, 2019 and 2018 there were deferred tax liabilities of 252,987 and 600,775, respectively, related to investments in subsidiaries and in joint ventures. However this liability was not recognized because the Group controls the dividend policy of its subsidiaries and is able to veto the payment of dividends of its joint ventures. No dividend distribution from subsidiaries and joint ventures is expected in the foreseeable future.

15.3.	Income tax expense

	December 31, 2019	December 31, 2018	December 31, 2017

Current Tax	10,784,385	8,300,692	5,224,982
Deferred Tax	(4,529,975)	545,345	(947,132)
Inflation adjustment for prior period (see Note 15.5)	(4,182,243)	(2,175,295)	(3,166,423)

Income tax expense	2,072,167	6,670,742	1,111,427

The reconciliation of the effective tax rate is set forth below:

	December 31, 2019	December 31, 2018	December 31, 2017
Profit before income tax	18,096,387	4,256,031	3,971,956
Income tax rate	30%	30%	35%

Income tax using the Bank´s income tax rate	5,428,916	1,276,809	1,390,185
Tax -exempt income	(481,363)	(302,054)	(397,886)
Non-deductible expenses	64,150	107,659	55,237
Change in tax rate (see Note 15.4)	(941,342)	(443,693)	(1,357,294)
Other	(15,641)	(27,109)	(42,209)
Net monetary inflation adjustment	7,705,386	8,234,425	4,629,817

Subtotal	11,760,106	8,846,037	4,277,850
Inflation adjustment (see Note 15.5)	(9,687,939)	(2,175,295)	(3,166,423)

Income tax expense	2,072,167	6,670,742	1,111,427
Effective tax rate	11%	157%	28%

15.4.	Change in tax rate
The income tax rate applicable to the year ended in 2017 was 35% while for the annual periods ended in 2018 and 2019 was 30%.
Law 27,430 introduced a reduction in the corporate rate applicable to capital companies, from 35% in force to 30% for fiscal years beginning from January 1, 2018 to December 31, 2019, and to 25 % for fiscal years beginning on or after January 1, 2020.
On December 23rd, 2019, the Congress passed the Law 27,541 “Solidarity and Productive Reactivation Law as a part of Public Emergency” which was proposed by the National Government. The scheduled decrease in income tax from 30% to 25% was po
s
t
poned

(keeping the income tax rate at 30% as of 2020 and 2021).

15.5.	Income tax exposure - inflation adjustment
The tax inflation adjustment prescribed by Law 20,628 allows the tax payers to deduct certain inflation effects from taxable profit. At December 31, 2016 the Bank recognized and measured its
i
ncome tax provision without applying a tax inflation adjustment in the calculation of its taxable income in 2016, since it was suspended by Law 24,073.
On May 10, 2017, after analyzing the effect of the
non-application
of the tax inflation adjustment and on the basis of related legal precedents, the Bank approved the filing of a petition for the courts to declare such suspension to be unconstitutional based on the non-confiscatory
principle set in article 17 of the Argentina National Constitution, in the light of the confiscatory effect that these provisions entail in this specific case.
The Bank therefore filed its Income tax return for the year ended December 31, 2016 having applied the tax inflation adjustment in its preparation.
The net impact of this measure is a reduction in the
i
ncome Tax Expense for the year ended December 31, 2016 of 1,185,800 in nominal value (corresponding to 3,166,423 in terms of the measuring unit current at as of December 31, 2019) recognized in “Income tax expense” in the year ended December 31, 2017.
On May 10, 2018 using the same position as above, the Bank filed its
i
ncome tax return for the year ended December 31, 2017 having applied the tax inflation adjustment in its preparation with a net impact of 1,021,518 in nominal values (corresponding to 2,175,295 in terms of currency as of December 31, 2019) in “Income tax expense” in the year ended December 31, 2018.

Regarding
 the
2017 and 2018 tax returns, the Bank, based on the result of the evaluation carried out, and taking into account the opinion issued by its legal and fiscal advisors, concluded that it is probable that it will be able to obtain a favorable result in the final judicial instance, in case this treatment be challenged by the tax authorities.
Law 27,430 (amended by Law 27,468) was published in December 29, 2017
and
reintroduced the tax inflation adjustment, when certain criteria are met.
As of December 31, 2018, considering that the criteria to apply the tax inflation adjustment ha
d
 not been met, the Bank recorded an income tax provision without applying the tax inflation adjustment.
Despite this, on May 13, 2019, the Bank’s Board of Directors resolved to file a declaratory action in court requesting the unconstitutionality of the rules that restricted the full application of the tax inflation adjustment in 2018, given the confiscatory effect that this entails in the specific case. As a consequence, the Bank filed its Income tax return for the year ended December 31, 2018 applying the tax inflation adjustment, although it was not considered probable that this position would be accepted by the tax authorities.
Subsequently, during 2019 the Bank and its legal counsel became aware of jurisprudence which led them to reassess the likelihood of the benefit of the tax inflation adjustment being accepted for 2018 to being probable. As a result, the Bank recognized a reduction of 3,239,760 in nominal values (corresponding to 4,182,243 in terms of currency as of December 31, 2019) in its “Income tax expense” for the year ended December 31, 2019.
On December 23, 2019, the Congress passed the Law 27,541 “Solidarity and Productive Reactivation Law as a part of Public Emergency” by which, the benefit (or charge) of the tax inflation adjustment for 2019 and 2020 fiscal years, are deductible 1/6 in that fiscal period and the remaining 5/6, in equal parts in the 5 following immediate fiscal periods.
In 2019 the criteria to apply the tax inflation adjustment were met and the Bank expects to file its income tax return with this benefit. Therefore, for

the
total tax inflation adjustment for 2019 fiscal year, amounting to 5,505,696, 1,112,875 was consider ed
 as a deduction in 2019 income tax provision and 4,392,821 was recognized as a deferred tax asset.
Income tax
-
 motions for refund of amounts paid for fiscal years 2013, 2014 and 2015
In connection with the years 2013, 2014 and 2015, the Bank determined its taxable income without applying the tax inflation adjustment. If it had been applied, the bank would have paid $ for 264,257, 647,945 and 555,002 less, in nominal values in those periods.
On the basis of the Bank’s position presented in the preceding paragraphs, on November 19, 2015 a prior administrative claim for the recovery of these amounts was filed with the administrative authorities in connection with the periods 2013 and 2014. On September 23, 2016 a complaint was filed with the courts for both periods in view of the administrative authorities’ failure to answer.
In addition, on April 4, 2017, a petition was filed for the recovery of the tax paid in excess for year 2015. Likewise, on December 29, 2017, the related complaint was filed with the court for that year.
As of the date of these financial statements, the tax authorities had not yet released a response to the motions lodged.
The Bank has not recognized any asset in relation to these claims.